Submission		3 Months Ended
	Mar. 06, 2026	Jun. 06, 2026
Submission [Line Items]
Central Index Key		0000019617
Registrant Name	JPMorgan Chase & Co.
Registration File Number	333-270004
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A